Quarterly Holdings Report
for
Fidelity® SAI Real Estate Index Fund
October 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV8-NPRT1-1224
1.9867773.108
Common Stocks - 99.7%
	Shares	Value ($)
UNITED STATES - 99.7%
Real Estate - 99.7%
Diversified REITs - 1.9%
Alexander & Baldwin Inc	4,631	86,183
American Assets Trust Inc	3,244	87,426
Armada Hoffler Properties Inc Class A	4,784	51,811
Broadstone Net Lease Inc Class A	11,837	208,213
Empire State Realty Trust Inc Class A	8,909	94,435
Essential Properties Realty Trust Inc	10,767	341,206
Gladstone Commercial Corp	2,631	41,425
Global Net Lease Inc	12,065	93,986
NexPoint Diversified Real Estate Trust	2,330	12,465
One Liberty Properties Inc	1,275	34,043
WP Carey Inc	13,588	757,123
		1,808,316
Health Care REITs - 11.5%
Alexandria Real Estate Equities Inc	9,829	1,096,425
CareTrust REIT Inc	8,523	278,446
Community Healthcare Trust Inc	1,666	31,254
Diversified Healthcare Trust	10,697	38,188
Global Medical REIT Inc	3,977	36,151
Healthcare Realty Trust Inc	23,724	407,578
Healthpeak Properties Inc	44,373	996,174
LTC Properties Inc	2,681	102,414
Medical Properties Trust Inc (a)	37,318	172,782
National Health Investors Inc	2,763	211,784
Omega Healthcare Investors Inc	15,266	648,347
Sabra Health Care REIT Inc	14,486	281,028
Universal Health Realty Income Trust	834	32,993
Ventas Inc	25,081	1,642,556
Welltower Inc	35,425	4,778,125
		10,754,245
Hotel & Resort REITs - 2.3%
Apple Hospitality REIT Inc	14,363	212,142
Chatham Lodging Trust	3,109	24,561
DiamondRock Hospitality Co	13,280	113,810
Host Hotels & Resorts Inc	43,985	758,301
Park Hotels & Resorts Inc	13,235	183,834
Pebblebrook Hotel Trust	7,568	90,665
RLJ Lodging Trust	9,647	85,376
Ryman Hospitality Properties Inc	3,556	380,670
Service Properties Trust	10,114	32,365
Summit Hotel Properties Inc	7,011	42,907
Sunstone Hotel Investors Inc	12,316	124,268
Xenia Hotels & Resorts Inc (a)	6,559	92,941
		2,141,840
Industrial REITs - 10.4%
Americold Realty Trust Inc	16,788	431,116
EastGroup Properties Inc	3,004	514,525
First Industrial Realty Trust Inc	8,287	434,985
Lineage Inc (a)	3,442	254,846
LXP Industrial Trust	18,451	174,177
Plymouth Industrial REIT Inc (a)	2,707	55,006
Prologis Inc	57,693	6,515,848
Rexford Industrial Realty Inc	13,644	585,191
STAG Industrial Inc Class A	11,355	423,314
Terreno Realty Corp	6,064	363,537
		9,752,545
Office REITs - 3.5%
Brandywine Realty Trust	10,958	55,557
BXP Inc	9,343	752,672
City Office Reit Inc	2,622	13,425
COPT Defense Properties	7,103	228,717
Cousins Properties Inc	9,600	294,048
Douglas Emmett Inc	10,563	187,916
Easterly Government Properties Inc	6,153	83,435
Equity Commonwealth (b)	6,424	127,131
Highwoods Properties Inc	6,789	227,703
Hudson Pacific Properties Inc	7,850	33,912
JBG SMITH Properties	5,492	93,364
Kilroy Realty Corp	6,991	281,178
NET Lease Office Properties	971	29,169
Office Properties Income Trust	2,961	4,707
Orion Office REIT Inc	3,165	11,805
Paramount Group Inc	10,632	51,565
Peakstone Realty Trust	2,247	29,481
Piedmont Office Realty Trust Inc Class A1	8,070	80,216
SL Green Realty Corp	4,123	311,740
Vornado Realty Trust	10,166	420,974
		3,318,715
Real Estate Management & Development - 7.6%
Anywhere Real Estate Inc (b)	5,949	22,963
CBRE Group Inc Class A (b)	19,068	2,497,337
Compass Inc Class A (b)	24,177	153,524
CoStar Group Inc (b)	25,422	1,850,468
Cushman & Wakefield PLC (b)	14,333	194,212
eXp World Holdings Inc (a)	4,860	64,735
Forestar Group Inc (b)	1,273	40,189
Howard Hughes Holdings Inc (b)	2,026	154,057
Jones Lang LaSalle Inc (b)	2,965	803,396
Kennedy-Wilson Holdings Inc	6,710	71,730
Marcus & Millichap Inc	1,566	59,257
Newmark Group Inc Class A	9,224	138,268
Opendoor Technologies Inc Class A (b)	36,405	63,709
Redfin Corp (a)(b)	7,552	78,314
RMR Group Inc/The Class A	964	23,203
Seritage Growth Properties Class A (b)	1,570	6,578
St Joe Co/The	2,212	114,360
Tejon Ranch Co (b)	1,182	18,806
Zillow Group Inc Class A (b)	3,591	208,458
Zillow Group Inc Class C (a)(b)	9,803	589,062
		7,152,626
Residential REITs - 12.5%
American Homes 4 Rent Class A	20,479	721,680
Apartment Investment and Management Co Class A (b)	8,034	67,807
AvalonBay Communities Inc	8,882	1,968,340
Camden Property Trust	6,694	775,098
Centerspace	946	65,898
Elme Communities	5,617	94,759
Equity LifeStyle Properties Inc	10,994	770,899
Equity Residential	21,315	1,499,937
Essex Property Trust Inc	4,015	1,139,698
Independence Realty Trust Inc	14,320	280,958
Invitation Homes Inc	38,163	1,198,700
Mid-America Apartment Communities Inc	7,287	1,102,815
NexPoint Residential Trust Inc	1,542	64,223
Sun Communities Inc	7,751	1,028,403
UDR Inc	19,588	826,418
UMH Properties Inc	4,258	79,412
Veris Residential Inc	4,759	78,381
		11,763,426
Retail REITs - 13.4%
Acadia Realty Trust	6,681	163,618
Agree Realty Corp	6,278	466,142
Alexander's Inc	152	34,509
Brixmor Property Group Inc	18,834	507,576
CBL & Associates Properties Inc	823	21,768
Curbline Properties Corp	5,888	133,245
Federal Realty Investment Trust	4,645	514,852
Getty Realty Corp	3,187	100,040
InvenTrust Properties Corp	4,768	140,418
Kimco Realty Corp	42,099	998,588
Kite Realty Group Trust	13,806	354,400
Macerich Co/The	13,652	255,292
NETSTREIT Corp	4,668	72,354
NNN REIT Inc	11,339	492,566
Phillips Edison & Co Inc	7,669	289,965
Realty Income Corp	53,695	3,187,872
Regency Centers Corp	10,934	781,125
Retail Opportunity Investments Corp	8,086	125,333
Saul Centers Inc	815	31,899
Simon Property Group Inc	20,319	3,436,349
SITE Centers Corp	2,960	47,212
Tanger Inc	6,923	230,051
Urban Edge Properties	7,475	166,244
Whitestone REIT	2,993	41,244
		12,592,662
Specialized REITs - 36.6%
American Tower Corp	29,069	6,207,395
Crown Castle Inc	27,040	2,906,530
CubeSmart	14,151	676,984
Digital Realty Trust Inc	19,533	3,481,367
EPR Properties	4,727	214,464
Equinix Inc	5,918	5,374,017
Extra Space Storage Inc	13,224	2,159,479
Farmland Partners Inc	2,802	32,811
Four Corners Property Trust Inc	5,848	161,171
Gaming and Leisure Properties Inc	16,881	847,257
Gladstone Land Corp	1,995	25,995
Iron Mountain Inc	18,310	2,265,496
Lamar Advertising Co Class A	5,489	724,548
National Storage Affiliates Trust	4,720	198,948
Outfront Media Inc	8,419	149,521
PotlatchDeltic Corp	4,954	205,938
Public Storage Operating Co	9,879	3,250,784
Rayonier Inc	8,826	275,636
Safehold Inc	3,011	64,074
SBA Communications Corp Class A	6,720	1,542,038
Uniti Group Inc	14,948	75,786
VICI Properties Inc	65,060	2,066,306
Weyerhaeuser Co	45,482	1,417,219
		34,323,764
TOTAL REAL ESTATE		93,608,139

TOTAL COMMON STOCKS (Cost $95,543,903)		93,608,139

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.87	184,252	184,289
Fidelity Securities Lending Cash Central Fund (d)(e)	4.87	1,151,085	1,151,200
TOTAL MONEY MARKET FUNDS (Cost $1,335,489)			1,335,489

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $96,879,392)	94,943,628
NET OTHER ASSETS (LIABILITIES) - (1.1)% (c)	(1,065,810)
NET ASSETS - 100.0%	93,877,818

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CBOT Dow Jones US Real Estate Index Contracts (United States)	7	Dec 2024	264,530	(5,358)	(5,358)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Includes $48,300 of cash collateral to cover margin requirements for futures contracts.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	174,317	1,753,738	1,743,766	2,297	-	-	184,289	0.0%
Fidelity Securities Lending Cash Central Fund	5,757	2,076,880	931,437	263	-	-	1,151,200	0.0%
Total	180,074	3,830,618	2,675,203	2,560	-	-	1,335,489

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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